RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
The Company incurred advisory fees of $4 during both the years ended December 31, 2024 and 2023, in each case payable to Mariposa Capital, LLC, an entity owned by a co-chair of the Company’s Board of Directors. In addition, dividends for Series A Preferred Stock were declared as of December 31, 2024 and December 31, 2023 settled in 2,543,662 shares and 7,944,104 shares, respectively, issued during January 2025 and January 2024, respectively. The shares were issued to Mariposa Acquisition IV, LLC, a related entity that is controlled by a co-chair of the Company's Board of Directors.
During 2022, the Company issued and sold 800,000 shares of the Company’s 5.5% Series B Redeemable Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”) for an aggregate purchase price of $800. Of the 800,000 shares issued and sold, 200,000 shares were sold to Viking Global Equities Master Ltd. and Viking Global Equities II LP ("Viking Purchasers"), which is the aggregate owner of more than 5% of the Company's outstanding stock, for an aggregate purchase price of $200. During the year ended December 31, 2024, the Company declared and issued dividends of 70,798 shares of common stock on the Series B Preferred Stock held by Viking Purchasers. During the year-ended December 31, 2023, the Company declared dividends of 421,364 shares of common stock on the Series B Preferred Stock held by Viking Purchasers, with 337,103 shares issued in 2023 and 84,261 shares issued in 2024.
During 2024, the Company executed an agreement with the Viking Purchasers which allowed the exercise of their right to convert all of their Series B Preferred Stock into common stock. For additional information regarding the Series B Preferred Stock Conversion, see Note 19 –"Shareholders' Equity and Redeemable Convertible Preferred Stock."
The Company entered into sales contracts with Royal Oak Enterprises, an entity indirectly controlled by the co-chair of the Company's Board of Directors, and recorded $0 and $3 in net revenues for the years ended December 31, 2024 and 2023, respectively.
From time to time, the Company also enters into other immaterial related-party transactions.